Private Placement (Details Narrative) - USD ($)				2 Months Ended	5 Months Ended	9 Months Ended
	Dec. 31, 2022	Nov. 18, 2021	Nov. 16, 2021	Sep. 30, 2021	Dec. 31, 2021	Sep. 30, 2022
Subsidiary, Sale of Stock [Line Items]
Gross proceeds from private placement	$ 5,280,750				$ 5,280,750
Issuance of common stock	116,725,000				$ 25,000
Issuance of initial public offerings	111,444,250
Underwriters [Member]
Subsidiary, Sale of Stock [Line Items]
Issuance of initial public offerings	$ 4,025,000
Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued		528,075
Sale of stock, price per share		$ 10.00	$ 10.00
Gross proceeds from private placement		$ 5,280,750	$ 4,755,750